United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:		181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:			Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	May 21, 2000

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	March 31, 2000

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$2,437,015

List of other included managers:
None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven                       COM              817826100     1200 320000.00SH       SOLE                320000.00
AMR Corp.                      COM              001765106      497 15600.00 SH       SOLE                 15600.00
AT&T                           COM              001957109      587 10425.00 SH       SOLE                 10425.00
American General Corporation   COM              026351106      631 11250.00 SH       SOLE                 11250.00
American Home Products         COM              026609107      645 12000.00 SH       SOLE                 12000.00
American International         COM              026874107     6205 56662.12 SH       SOLE                 56662.12
BP Amoco PLC                   COM              055622104      282  5292.00 SH       SOLE                  5292.00
Banc One Corp.                 COM              06423A103      296  8580.00 SH       SOLE                  8580.00
Bell Atlantic                  COM              077853109      327  5346.00 SH       SOLE                  5346.00
Bristol Meyers Squibb          COM              110122108      477  8228.00 SH       SOLE                  8228.00
Carlisle Companies, Inc.       COM              142339100     1368 34200.00 SH       SOLE                 34200.00
Cendant Corporation            COM              151313103     2475 133800.00SH       SOLE                133800.00
Champion Int'l                 COM              158525105      682 12800.00 SH       SOLE                 12800.00
Cinergy                        COM              172474108      346 16100.00 SH       SOLE                 16100.00
Clayton Homes Inc.             COM              184190106     1693 167250.00SH       SOLE                167250.00
Delphi Automotive Systems Corp COM              247126105     3865 241592.28SH       SOLE                241592.28
Delta Air Lines, Inc.          COM              247361108     2845 53425.00 SH       SOLE                 53425.00
Devon Energy Inc.              COM              25179M103      691 14225.00 SH       SOLE                 14225.00
Diamond Offshore Drilling, Inc COM              25271C102      717 17950.00 SH       SOLE                 17950.00
Exxon Mobil Corp.              COM              30231G102     3048 39103.00 SH       SOLE                 39103.00
FleetBostonFinancial Corp      COM              339030108      323  8850.00 SH       SOLE                  8850.00
GTE Corp.                      COM              362320103     2432 34250.00 SH       SOLE                 34250.00
General Electric               COM              369604103     1494  9600.00 SH       SOLE                  9600.00
General Motors                 COM              370442105     5590 67496.00 SH       SOLE                 67496.00
Homestake Mining Del           COM              437614100     1084 180750.00SH       SOLE                180750.00
Household International        COM              441815107     2298 61575.00 SH       SOLE                 61575.00
ITT Industries                 COM              450911102      467 15050.00 SH       SOLE                 15050.00
Int'l Bus Machines             COM              459200101      788  6681.00 SH       SOLE                  6681.00
Kansas City Power & Light      COM              485134100      605 20850.00 SH       SOLE                 20850.00
Kaufman & Broad Home Corp.     COM              486168107      576 26875.00 SH       SOLE                 26875.00
LTV Corp.                      COM              501921100     1315 369000.00SH       SOLE                369000.00
MCI Worldcom Inc.              COM              55268B106      272  6000.00 SH       SOLE                  6000.00
Mediaone Group, Inc. (fka us w COM              58440J104      407  5022.00 SH       SOLE                  5022.00
Mellon Financial Corp          COM              58551A108     1621 54490.00 SH       SOLE                 54490.00
Merck & Company                COM              589331107     1403 22580.00 SH       SOLE                 22580.00
Navistar International         COM              63934E108     5859 146025.00SH       SOLE                146025.00
Nisource Inc.                  COM              65473P105      874 51800.00 SH       SOLE                 51800.00
Norfolk Southern               COM              655844108      168 11799.00 SH       SOLE                 11799.00
PCS Group                      COM              852061506      303  4622.00 SH       SOLE                  4622.00
PPL Corp.                      COM                             224 10720.00 SH       SOLE                 10720.00
PepsiCo                        COM              713448108      261  7482.00 SH       SOLE                  7482.00
Philip Morris Inc.             COM              718154107      942 44584.00 SH       SOLE                 44584.00
Phillips Petroleum             COM              718507106      786 17000.00 SH       SOLE                 17000.00
Public Service Enterprise Grp  COM              744573106      273  9200.00 SH       SOLE                  9200.00
Quantum-Hard drive             COM              747906303      407 36175.00 SH       SOLE                 36175.00
Quantum-Storage Systems        COM              747906204     1037 86900.00 SH       SOLE                 86900.00
Rowan Cos Inc.                 COM              779382100     2112 71750.00 SH       SOLE                 71750.00
Sabre Holdings Corp. Class A   COM              785905100      411 11262.00 SH       SOLE                 11262.00
Simpson Industries             COM              829060102      702 71500.00 SH       SOLE                 71500.00
Southdown, Inc.                COM              841297104     1595 26925.00 SH       SOLE                 26925.00
Southwestern Energy Company    COM              845467109      666 100550.00SH       SOLE                100550.00
Sprint Corp.                   COM              852061100      585  9246.00 SH       SOLE                  9246.00
Texaco                         COM              881694103     2291 42625.00 SH       SOLE                 42625.00
Texas Utilities                COM              882848104     3729 125600.00SH       SOLE                125600.00
The Timken Company             COM              887389104     2794 171920.00SH       SOLE                171920.00
Time Warner, Inc.              COM              887315109      366  3660.00 SH       SOLE                  3660.00
TransCanada Pipelines LTD      COM              893526103      244 32300.00 SH       SOLE                 32300.00
Trinity Industries             COM              896522109     2428 102505.00SH       SOLE                102505.00
Tyco Int'l  LTD New            COM              902124106     2847 56800.00 SH       SOLE                 56800.00
USX Marathon Group             COM              902905827     1155 44300.00 SH       SOLE                 44300.00
USX-U.S. Steel Group           COM              90337T101     1896 75850.00 SH       SOLE                 75850.00
Unisys Corp.                   COM              909214108      613 23875.00 SH       SOLE                 23875.00
Unumprovident Corp             COM              91529Y106     1435 84700.00 SH       SOLE                 84700.00
Utilicorp United               COM              918005109      284 15750.00 SH       SOLE                 15750.00
Washington Mutual Inc.         COM              939322103     2375 89621.21 SH       SOLE                 89621.21
Western Resources              COM              959425109      215 13600.00 SH       SOLE                 13600.00